111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                     December 3, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Equity Income Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Trust does not differ from those contained in Post-Effective Amendment No. 61 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 27, 2018.

Please call the undersigned at (617) 954-4384 or Rob Kanash at (617) 954-5136 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Counsel

ASM/CS